Warrants (Details Narrative) - Registered direct offering [member]	12 Months Ended
Dec. 31, 2022 shares
February 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued	104,348
February 2020 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued	9,739
August 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued	372,836
August 2020 Placement AgentWarrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued	34,799
September 2019 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued	133,000